Segment Reporting (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 property segment	Dec. 31, 2019 segment	Dec. 31, 2018 segment	Dec. 31, 2020 encumbered_property	Jul. 01, 2020 property	Apr. 01, 2019 property
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3	3	3
Number of real estate properties	193			110
NuVista
Segment Reporting Information [Line Items]
Number of real estate properties	2
NuVista | Transition Property
Segment Reporting Information [Line Items]
Number of real estate properties						1
LaSalle Tenant
Segment Reporting Information [Line Items]
Number of real estate properties	4				4